Share-Based Compensation (Details) (USD $) In Millions, except Share data	3 Months Ended		9 Months Ended
	Jul. 29, 2011	Jul. 30, 2010	Jul. 29, 2011	Jul. 30, 2010
Share-Based Compensation [Abstract]
Share-based compensation expense	$ 6.7	$ 4.5	$ 18.9	$ 18.8
Stock options exercised (in shares)	55,960	70,376	1,425,450	763,312